Jones & Babson, Inc.
                 BMA Tower, 700 Karnes Blvd.
                 Kansas City, Missouri 64108

                        816-751-5923



January 8, 2001

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Babson Funds (the "Funds")
     Rule 497(j) filing

     David L. Babson Growth Fund, Inc.
       SEC File Nos. 002-15530, 811-00901,
       Post Effective Amendment No. 78
     Shadow Stock Fund, Inc.
       SEC File Nos. 033-15074, 811-05218
       Post Effective Amendment No. 17
     Babson-Stewart Ivory International Fund, Inc.
       SEC File Nos.033-17762, 811-05386
       Post Effective Amendment No. 17
     D. L. Babson Money Market Fund, Inc.
       SEC File Nos. 002-65761, 811-02963
       Post Effective Amendment No. 27
     D. L. Babson Tax-Free Income Fund, Inc.
       SEC File Nos. 002-65489, 811-02948
       Post Effective Amendment No. 27
     Babson Enterprise Fund, Inc.
       SEC File Nos. 002-85791, 811-03823
       Post Effective Amendment No. 21
     Babson Enterprise II Fund, Inc.
       SEC File Nos. 033-39321, 811-06252
       Post Effective Amendment No. 12
     Babson Value Fund, Inc.
       SEC File Nos. 002-93363, 811-04114
       Post Effective Amendment No. 19
     D. L. Babson Bond Trust
       SEC File Nos. 002-10002, 811-00495
       Post Effective Amendment No. 101


Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the respective Post-Effective Amendments referenced above under the 1933 Act (the "Post Effective Amendment") to the Registration Statement of the Funds. The Post Effective Amendments were filed with the Securities and Exchange Commission electronically on October 30, 2000.

      Please direct any questions or comments relating to this certification to me at the above phone number.

                                    Very truly yours,


                                    /s/ Martin A. Cramer
                                    ------------------------
                                    Martin A. Cramer